Taxes - (Loss) before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Loss) before taxes	$ (635)	$ (332)	$ (300)
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Loss) before taxes	(585)	(274)	(227)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Loss) before taxes	$ (50)	$ (58)	$ (73)